Intangibles - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 119,917	$ 0
Indefinite-lived intangible asset	$ 0